Consolidated Statements of Shareholders' Deficit (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Statement of Stockholders' Equity [Abstract]
Acquisitions costs	$ 16,464
Private Placement
Equity issuance cost	$ 5,783